Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2021
Provision for credit losses
in	2Q21		1Q21		2Q20	6M21		6M20
Provision for credit losses (CHF million)
Loans held at amortized cost	(28)		(24)		264	(52)		691
Other financial assets held at amortized cost	56	[1]	4,434	[1]	21	4,490	[1]	36
Off-balance sheet credit exposures	(53)		(16)		11	(69)		137
Provision for credit losses	(25)		4,394		296	4,369		864
1
Primarily reflects a provision for credit losses of CHF 70 million, CHF 4,430 million and CHF 4,500 million in 2Q21, 1Q21 and 6M21, respectively, related to the failure of Archegos to meet its margin commitments.

Bank
Provision for credit losses
in	6M21		6M20
Provision for credit losses (CHF million)
Loans held at amortized cost	(52)		691
Other financial assets held at amortized cost	4,494	[1]	32
Off-balance sheet credit exposures	(69)		137
Provision for credit losses	4,373		860
1 Primarily reflects a provision for credit losses of CHF 4,500 million related to the failure of Archegos to meet its margin commitments.